Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2025, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,861	—	—	—	—	2,861	2,861
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	229	—	—	229	229
Target maturity fund units	—	—	54	—	—	54	54
Quoted debt securities	193	—	—	—	1,389	1,582	1602(1)
Certificates of deposit	—	—	—	—	410	410	410
Commercial Papers	—	—	—	—	426	426	426
Quoted equity securities	—	—	—	7	—	7	7
Unquoted equity and preference securities	—	3	—	20	—	23	23
Unquoted investments others	—	—	23	—	—	23	23
Trade receivables	3,645	—	—	—	—	3,645	3,645
Unbilled revenues (Refer to Note 2.12) (3)	1,195	—	—	—	—	1,195	1,195
Prepayments and other assets (Refer to Note 2.4)	844	—	—	—	—	844	835(2)
Derivative financial instruments	—	—	20	—	3	23	23
Total	8,738	3	326	27	2,228	11,322	11,333
Liabilities:
Trade payables	487	—	—	—	—	487	487
Lease liabilities	962	—	—	—	—	962	962
Derivative financial instruments	—	—	3	—	4	7	7
Financial liability under option arrangements (Refer to Note 2.5)	—	—	77	—	—	77	77
Other liabilities including contingent consideration (Refer to Note 2.5)	1,932	—	3	—	—	1,935	1,935
Total	3,381	—	83	—	4	3,468	3,468

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $9 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2024, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,773	—	—	—	—	1,773	1,773
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	313	—	—	313	313
Target maturity fund units	—	—	51	—	—	51	51
Quoted debt securities	211	—	—	—	1,384	1,595	1,620(1)
Certificate of deposit	—	—	—	—	365	365	365
Commercial Papers	—	—	—	—	579	579	579
Quoted equity securities	—	—	—	14	—	14	14
Unquoted equity and preference securities	—	—	—	11	—	11	11
Unquoted investments others	—	—	24	—	—	24	24
Trade receivables	3,620	—	—	—	—	3,620	3,620
Unbilled revenues (Refer to Note 2.12) (3)	1,151	—	—	—	—	1,151	1,151
Prepayments and other assets (Refer to Note 2.4)	694	—	—	—	—	694	684(2)
Derivative financial instruments	—	—	7	—	3	10	10
Total	7,449	—	395	25	2,331	10,200	10,215
Liabilities:
Trade payables	474	—	—	—	—	474	474
Lease liabilities	1,002	—	—	—	—	1,002	1,002
Derivative financial instruments	—	—	4	—	—	4	4
Financial liability under option arrangements (Refer to Note 2.5)	—	—	72	—	—	72	72
Other liabilities including contingent consideration (Refer to Note 2.5)	1,887	—	—	—	—	1,887	1,887
Total	3,363	—	76	—	—	3,439	3,439

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 is as follows:

(Dollars in millions)
	As of March 31, 2025	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	229	229	—	—
Investments in target maturity fund units	54	54	—	—
Investments in quoted debt securities	1,602	1,533	69	—
Investments in certificates of deposit	410	—	410	—
Investments in commercial paper	426	—	426	—
Investments in unquoted equity and preference securities	23	—	—	23
Investments in quoted equity securities	7	7	—	—
Investment in unquoted investments others	23	—	—	23
Others
Derivative financial instruments- gain	23	—	23	—
Liabilities
Derivative financial instruments- loss	7	—	7	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	77	—	—	77
Liability towards contingent consideration (Refer to note 2.5)(2)	3	—	—	3

(1) Discount rate ranges from 9% to 15%

(2) Discount rate - 6%

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 is as follows:

(Dollars in millions)
	As of March 31, 2024	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	313	313	—	—
Investments in target maturity fund units	51	51	—	—
Investments in quoted debt securities	1,620	1,580	40	—
Investments in certificates of deposit	365	—	365	—
Investments in commercial paper	579	—	579	—
Investments in unquoted equity and preference securities	11	—	—	11
Investments in quoted equity securities	14	14	—	—
Investment in unquoted investments others	24	—	—	24
Others
Derivative financial instruments- gain	10	—	10	—
Liabilities
Derivative financial instruments- loss	4	—	4	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	72	—	—	72

(1)Discount rate ranges from 9% to 15%

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Interest income on financial assets carried at amortized cost	180	128	107
Interest income on financial assets fair valued through other comprehensive income	124	122	119
Gain / (loss) on investments carried at fair value through profit or loss	34	34	18
	338	284	244

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2025:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,138	1,379	261	159	361	5,298
Net financial liabilities	(1,539)	(440)	(120)	(83)	(253)	(2,435)
Total	1,599	939	141	76	108	2,863

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2024:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,133	1,146	258	177	350	5,064
Net financial liabilities	(1,430)	(405)	(85)	(97)	(266)	(2,283)
Total	1,703	741	173	80	84	2,781

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2025		March 31, 2024
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Swiss Franc	53	60	—	—
In Euro	—	—	30	32

Option Contracts
In Euro	341	367	236	254
In Australian dollars	93	58	106	69
In United Kingdom Pound Sterling	17	22	35	44
Other derivatives
Forward contracts
In U.S. Dollars	1,284	1,284	1,423	1,423
In Euro	698	753	574	619
In Singapore dollars	133	99	171	125
In United Kingdom Pound Sterling	53	69	86	108
In Swiss Franc	51	58	17	19
In New Zealand dollars	37	21	30	18
In Czech Koruna	176	7	374	16
In Danish Krone	152	22	100	15
In Norwegian Krone	167	16	130	12
In Canadian dollars	—	—	15	11
In Australian dollars	24	15	14	9
In Hungarian Forint	2,000	5	2,500	7
In Hongkong Dollars	40	5	—	—
In Philippine Peso	500	9	—	—
In Chinese Yuan	—	—	43	6
In South African rand	—	—	85	4
Option contracts
In U.S. Dollars	796	796	543	543
In Euro	179	193	100	108
In Australian dollars	11	7	20	13
		3,866		3,455

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Not later than one month	1,814	1,304
Later than one month and not later than three months	1,947	1,914
Later than three months and not later than one year	105	237
	3,866	3,455

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2023
Gain / (Loss)
Balance at the beginning of the period	1	—	1
Gain / (Loss) recognized in other comprehensive income during the period	(1)	1	12
Amount reclassified to profit or loss during the period	(3)	1	(13)
Tax impact on above	1	(1)	—
Balance at the end of the period	(2)	1	—

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2025		March 31, 2024
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	30	(14)	12	(6)
Amount set off	(7)	7	(2)	2
Net amount presented in balance sheet	23	(7)	10	(4)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2025	2024	2023
Revenue from top five customers	13.2	13.3	12.7
Revenue from top ten customers	20.5	20.0	20.2

Year ended March 31, 2025, March 31, 2024 and March 31, 2023
			(Dollars in millions)
Particulars	Year ended
	2025	2024	2023
Revenues by Geography*
North America	11,166	11,163	11,262
Europe	5,745	5,105	4,670
India	593	469	478
Rest of the world	1,773	1,825	1,802
Total	19,277	18,562	18,212

*Geographical revenues are based on the domicile of customer

Summary of Trade Receivables Ageing Schedule

Trade receivables ageing schedule for fiscal 2025 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,772	879	24	32	9	13	3,729
Less: Allowance for credit loss							84
Total Trade receivables							3,645

Trade receivables ageing schedule for fiscal 2024 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,707	889	42	53	1	14	3,706
Less: Allowance for credit loss							86
Total Trade receivables							3,620

Summary of Movement In Credit Allowance On Customer Balance

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Balance at the beginning	114	117	113
Translation differences	(2)	(2)	(3)
Impairment loss recognized / (reversed), net	13	11	28
Amounts written off	(11)	(12)	(21)
Balance at the end	114	114	117

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Trade receivables	3,645	3,620
Unbilled revenues	1,764	1,744

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2025:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	487	—	—	—	487
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	72	—	17	—	89
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	2	2	—	—	4
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,709	205	17	1	1,932

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2024:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	474	—	—	—	474
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	67	—	—	16	83
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,657	158	68	8	1,891